SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.8%

Commercial Services - 2.4%
Booz Allen Hamilton Holding Corp.	21,400	1,983,566
S&P Global, Inc.	1,850	637,824
Sysco Corp.	35,050	2,706,912

		5,328,302

Communications - 1.0%
American Tower Corp.	11,200	2,288,608

Consumer Durables - 0.6%
Activision Blizzard, Inc.	15,450	1,322,365

Consumer Non-Durables - 6.4%
Conagra Brands, Inc.	39,900	1,498,644
Constellation Brands, Inc.	7,225	1,632,055
Mondelez International, Inc.	47,650	3,322,158
PepsiCo, Inc.	23,120	4,214,776
Procter & Gamble Co.	23,750	3,531,388

		14,199,021

Consumer Services - 3.3%
McDonald’s Corp.	8,350	2,334,743
Starbucks Corp.	17,975	1,871,737
Visa, Inc.	13,750	3,100,075

		7,306,555

Electronic Technology - 16.3%
Analog Devices, Inc.	19,725	3,890,165
Apple, Inc.	79,025	13,031,222
Applied Materials, Inc.	22,275	2,736,038
Broadcom, Inc.	9,600	6,158,784
Garmin, Ltd.	17,575	1,773,669
International Business Machines Corp.	16,850	2,208,866
Qualcomm, Inc.	8,775	1,119,515
Skyworks Solutions, Inc.	20,709	2,443,248
TE Connectivity, Ltd.	21,100	2,767,265

		36,128,772

Energy Minerals - 4.0%
ConocoPhillips	44,675	4,432,207
Exxon Mobil Corp.	39,950	4,380,917

		8,813,124

Finance - 13.4%
Air Lease Corp.	30,925	1,217,517
Alexandria Real Estate Equities, Inc.	12,825	1,610,692
American International Group, Inc.	30,650	1,543,534
Ameriprise Financial, Inc.	8,050	2,467,325
Bank of New York Mellon Corp.	67,750	3,078,560
Carlyle Group, Inc.	59,850	1,858,941
Chubb, Ltd.	8,175	1,587,421
Everest Re Group, Ltd.	7,825	2,801,506
Goldman Sachs Group, Inc.	5,075	1,660,083
Morgan Stanley	22,825	2,004,035
Realty Income Corp.	55,500	3,514,260
Reinsurance Group of America, Inc.	19,250	2,555,630
Wells Fargo & Co.	37,625	1,406,423
Willis Towers Watson, PLC	10,075	2,341,229

		29,647,156

Name of Issuer	Quantity	Fair Value ($)

Health Services - 4.1%
HCA Healthcare, Inc.	6,975	1,839,168
Quest Diagnostics, Inc.	19,300	2,730,564
UnitedHealth Group, Inc.	9,550	4,513,234

		9,082,966

Health Technology - 12.6%
Abbott Laboratories	32,825	3,323,860
Agilent Technologies, Inc.	14,325	1,981,721
AstraZeneca, PLC, ADR	53,725	3,729,052
Bristol-Myers Squibb Co.	43,640	3,024,688
Gilead Sciences, Inc.	38,000	3,152,860
Johnson & Johnson	36,250	5,618,750
Medtronic, PLC	28,575	2,303,716
Pfizer, Inc.	54,600	2,227,680
Thermo Fisher Scientific, Inc.	4,370	2,518,737

		27,881,064

Industrial Services - 2.1%
Waste Management, Inc.	15,200	2,480,184
Williams Cos., Inc.	72,270	2,157,982

		4,638,166

Non-Energy Minerals - 0.6%
Glencore, PLC, ADR	119,875	1,371,370

Process Industries - 2.2%
Air Products & Chemicals, Inc.	11,700	3,360,357
Nutrien, Ltd.	20,750	1,532,388

		4,892,745

Producer Manufacturing - 6.4%
Carlisle Cos, Inc.	8,400	1,898,988
Eaton Corp., PLC	15,050	2,578,667
General Dynamics Corp.	15,525	3,542,960
Honeywell International, Inc.	9,550	1,825,196
Parker-Hannifin Corp.	5,150	1,730,966
Siemens AG, ADR	30,325	2,454,809

		14,031,586

Retail Trade - 3.1%
CVS Health Corp.	25,590	1,901,593
Home Depot, Inc.	6,775	1,999,438
TJX Cos., Inc.	35,950	2,817,042

		6,718,073

Technology Services - 13.2%
Accenture, PLC	11,700	3,343,977
Alphabet, Inc. - Class A *	33,250	3,449,023
Genpact, Ltd.	56,900	2,629,918
Intuit, Inc.	5,390	2,403,024
Microsoft Corp.	46,625	13,441,987
Oracle Corp.	42,100	3,911,932

		29,179,861

Transportation - 2.4%
FedEx Corp.	11,200	2,559,088
Union Pacific Corp.	13,975	2,812,609

		5,371,697

Utilities - 4.7%
AES Corp.	64,975	1,564,598

MARCH 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Entergy Corp.	28,700	3,092,138
NextEra Energy, Inc.	30,625	2,360,575
Xcel Energy, Inc.	49,825	3,360,198

		10,377,509

Total Common Stocks (cost: $181,837,081)		218,578,940

Short-Term Securities - 0.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.72% (cost $2,078,399)	2,078,399	2,078,399

Total Investments in Securities - 99.7% (cost $183,915,480)		220,657,339

Other Assets and Liabilities, net - 0.3%		657,636

Net Assets - 100.0%		$221,314,975

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	218,578,940	—	—	218,578,940
Short-Term Securities	2,078,399	—	—	2,078,399
Total:	220,657,339	—	—	220,657,339

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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